Prepaid Expenses and Other Current Assets (Details) - Schedule of Movements of Allowance for Credit Losses - USD ($)		12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022
Schedule Of Movements Of Allowance For Credit Losses Abstract
Balance at beginning of the year		$ 14,930	[1]	$ 27,887
Reverse				(12,407)
Foreign exchange		(1,139)		(550)
Balance at the end of the year	[1]	$ 13,791		$ 14,930

[1]	The Company recorded bad debt expenses of $27,887, negative $12,407, and nil for other receivables for the fiscal years ended June 30, 2021, 2022, and 2023, respectively.